Average Annual Total Returns - Institutional - Vanguard Russell 1000 Index Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares Since Inception	Institutional Shares Inception Date	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions Since Inception	Institutional Shares Return After Taxes on Distributions Inception Date	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Russell 1000 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 1000 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Russell 1000 Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Russell 1000 Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	31.36%	11.38%	13.77%	Oct. 15, 2010	30.80%	10.88%	13.31%	Oct. 15, 2010	18.90%	8.96%	11.41%	Oct. 15, 2010	31.43%	11.48%	13.87%	Oct. 15, 2010	30.90%	11.18%	13.64%	Oct. 15, 2010